Condensed Financial Information of Registrant (SMFG) - Condensed Statement of Cash Flows (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Operating Activities:
Profit before tax	¥ 1,207,789	¥ 1,261,876	¥ 676,464
Income taxes paid—net	(200,183)	(386,659)	(268,730)
Other operating activities—net	83,657	(933,671)	(909,783)
Net cash and cash equivalents provided by (used in) operating activities	1,036,630	(5,239,906)	5,101,193
Investing Activities:
Investments in associates and joint ventures	(350,938)	(57,464)	(134,183)
Other investing activities—net	(4)	(2)	(1)
Net cash and cash equivalents provided by (used in) investing activities	(816,554)	5,799,264	(2,663,391)
Financing Activities:
Proceeds from issuance of other equity instruments	698,552	116,940	79,955
Dividends paid to shareholders	(348,010)	(301,600)	(274,058)
Coupons paid to other equity instruments holders	(13,763)	(11,310)	(10,731)
Purchases of treasury stock and proceeds from sales of treasury stock—net	(211,217)	(138,507)	246
Net cash and cash equivalents provided by (used in) financing activities	166,184	(459,548)	(597,861)
Net increase of cash and cash equivalents	2,093,571	1,000,282	2,795,256
Cash and cash equivalents at beginning of period	75,344,235	74,343,953	71,548,697
Cash and cash equivalents at end of period	77,437,806	75,344,235	74,343,953
SMFG [member]
Operating Activities:
Profit before tax	559,195	404,132	400,082
Income taxes paid—net	78,036	387	(17,935)
Other operating activities—net	63,260	359,237	579,929
Net cash and cash equivalents provided by (used in) operating activities	700,491	763,756	962,076
Investing Activities:
Investments in subsidiaries	(377,437)	(19,796)	(233,576)
Investments in associates and joint ventures	(26,962)		(819)
Other investing activities—net	(5,995)	(2,770)	(5,953)
Net cash and cash equivalents provided by (used in) investing activities	(1,679,524)	(749,789)	(1,113,885)
Financing Activities:
Net increase (decrease) of short-term borrowings from SMBC	220,000	(20,380)	230,000
Proceeds from issuance of long-term borrowings	1,263,169	61,042	86,390
Redemption of long-term borrowings	(1,259,255)	(36,046)
Proceeds from issuance of debt securities	1,260,767	1,191,048	969,480
Proceeds from issuance of other equity instruments	694,862	116,346	79,516
Redemption of debt securities	(564,970)	(861,730)	(831,880)
Redemption of other equity instruments		(85,000)
Dividends paid to shareholders	(348,010)	(301,600)	(274,058)
Coupons paid to other equity instruments holders	(13,763)	(11,310)	(10,731)
Purchases of treasury stock and proceeds from sales of treasury stock—net	(211,218)	(138,507)	246
Net cash and cash equivalents provided by (used in) financing activities	1,041,582	(86,137)	248,963
Net increase of cash and cash equivalents	62,549	(72,170)	97,154
Cash and cash equivalents at beginning of period	246,977	319,147	221,993
Cash and cash equivalents at end of period	309,526	246,977	319,147
SMFG [member] | Sumitomo mitsui banking corporation [member]
Investing Activities:
Loans provided to SMBC	¥ (1,269,130)	¥ (727,223)	¥ (873,537)